UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Additional Paid-in Capital	Employee stock options	Accumulated deficit	Reserve of exchange differences on translation	Reserve of change in fair value of financial liability attributable to change in credit risk of liability	Treasury shares	Ordinary shares	Total
Beginning balance at Dec. 31, 2021	$ 308	$ 2,563	$ (224,097)	$ 690	$ (58)		$ 30,152	$ (190,442)
Net income for the period			26,952					26,952
Other comprehensive loss for the period				(1,001)	(7)			(1,008)
Total comprehensive income (loss)			26,952	(1,001)	(7)			25,944
Share-based payment transactions		1,006						1,006
Employee stock options exercised	5,447	(2,518)					2,663	5,592
Ending balance at Jun. 30, 2022	5,755	1,051	(197,145)	(311)	$ (65)		32,815	(157,900)
Beginning balance at Dec. 31, 2022	554,209	2,220	(385,884)	(407)			11,826	181,964
Net income for the period			489					489
Other comprehensive loss for the period				(168)				(168)
Total comprehensive income (loss)			489	(168)				321
Share-based payment transactions		1,441						1,441
Purchase of treasury shares						$ (429)		(429)
Ending balance at Jun. 30, 2023	$ 554,209	$ 3,661	$ (385,395)	$ (575)		$ (429)	$ 11,826	$ 183,297